Segment Disclosures Recon from Modified EBITDA to Net Income (Loss) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of Modified EBITDA to Net Income (Loss)
Modified EBITDA Earnings Loss		$ 3,864	$ 4,003	$ 3,244
Accretion expense associated with asset retirement obligations for nonregulated operations		(31)	(28)	(17)
Depreciation and amortization expenses		(1,720)	(1,702)	(1,151)
Impairment of goodwill	$ (1,098)	0	(1,098)	0
Equity earnings (losses)		397	335	228
Impairment of equity-method investments (Note 17)		(430)	(1,359)	0
Other investing income (loss) – net		29	2	2
Proportional Modified EBITDA of equity-method investments		(754)	(699)	(431)
Interest Expense		(916)	(811)	(562)
(Provision) benefit for income taxes		80	(1)	(29)
Net income (loss)		519	(1,358)	1,284
Northeast G&P [Member]
Reconciliation of Modified EBITDA to Net Income (Loss)
Impairment of goodwill			(848)
West [Member]
Reconciliation of Modified EBITDA to Net Income (Loss)
Impairment of goodwill			(250)
Operating Segments [Member] | Northeast G&P [Member]
Reconciliation of Modified EBITDA to Net Income (Loss)
Modified EBITDA Earnings Loss		853	770	649
Proportional Modified EBITDA of equity-method investments		(357)	(359)	(220)
Operating Segments [Member] | Atlantic-Gulf [Member]
Reconciliation of Modified EBITDA to Net Income (Loss)
Modified EBITDA Earnings Loss		1,621	1,539	1,074
Proportional Modified EBITDA of equity-method investments		(287)	(257)	(151)
Operating Segments [Member] | West [Member]
Reconciliation of Modified EBITDA to Net Income (Loss)
Modified EBITDA Earnings Loss		1,544	1,481	1,276
Proportional Modified EBITDA of equity-method investments		(110)	(83)	(60)
Operating Segments [Member] | NGL & Petchem Services [Member]
Reconciliation of Modified EBITDA to Net Income (Loss)
Modified EBITDA Earnings Loss		(145)	218	252
Proportional Modified EBITDA of equity-method investments		0	0	0
Other [Member]
Reconciliation of Modified EBITDA to Net Income (Loss)
Modified EBITDA Earnings Loss		$ (9)	$ (5)	$ (7)